MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communications - 11.4%
Entertainment Content - 1.9%
Walt Disney Company (The)	12,150	$ 1,420,821

Internet Media & Services - 9.5%
Alphabet, Inc. - Class A (a)	1,495	2,224,485
Alphabet, Inc. - Class C (a)	1,868	2,770,169
Facebook, Inc. - Class A (a)	7,790	1,976,090
		6,970,744
Consumer Discretionary - 19.4%
E-Commerce Discretionary - 5.6%
Alibaba Group Holding Ltd. - ADR (a)	5,750	1,443,365
Amazon.com, Inc. (a)	855	2,705,801
		4,149,166
Home Construction - 3.1%
Lennar Corporation - Class A	31,900	2,307,965

Retail - Discretionary - 10.7%
Lowe's Companies, Inc.	46,500	6,924,315
Williams-Sonoma, Inc.	10,730	934,798
		7,859,113
Consumer Staples - 2.0%
Food - 2.0%
Kellogg Company	10,000	689,900
Nestlé S.A. - ADR	6,970	821,414
		1,511,314
Financials - 14.0%
Asset Management - 2.0%
BlackRock, Inc.	2,490	1,431,775

Banking - 5.6%
Bank of America Corporation	70,000	1,741,600
PNC Financial Services Group, Inc. (The)	22,310	2,379,808
		4,121,408

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 14.0% (Continued)
Insurance - 6.4%
Berkshire Hathaway, Inc. - Class B (a)	24,150	$ 4,728,087

Health Care - 9.0%
Biotech & Pharma - 3.8%
Bristol-Myers Squibb Company	18,130	1,063,506
Novartis AG - ADR	20,420	1,677,299
		2,740,805
Health Care Facilities & Services - 2.9%
CVS Health Corporation	34,000	2,139,960

Medical Equipment & Devices - 2.3%
Medtronic plc	17,850	1,722,168

Industrials - 6.8%
Aerospace & Defense - 0.3%
General Dynamics Corporation	1,500	220,110

Diversified Industrials - 1.5%
3M Company	7,470	1,124,011

Electrical Equipment - 1.1%
Johnson Controls International plc	20,000	769,600

Industrial Support Services - 3.9%
United Rentals, Inc. (a)	18,625	2,893,766

Technology - 34.5%
Semiconductors - 7.2%
Applied Materials, Inc.	35,365	2,275,031
Broadcom, Inc.	6,575	2,082,631
Intel Corporation	20,000	954,600
		5,312,262
Software - 12.6%
Microsoft Corporation	45,200	9,266,452

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Technology - 34.5% (Continued)
Technology Hardware - 11.6%
Apple, Inc.	20,115	$ 8,549,679

Technology Services - 3.1%
Visa, Inc. - Class A	12,150	2,313,360

Total Common Stocks (Cost $31,501,575)		$ 71,552,566

EXCHANGE-TRADED FUNDS - 1.1%	Shares	Value
iShares Core MSCI Pacific ETF (Cost $788,521)	14,690	$ 772,400

MONEY MARKET FUNDS - 1.8%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 0.07% (b) (Cost $1,307,228)	1,307,228	$ 1,307,228

Investments at Value - 100.0% (Cost $33,597,324)		$ 73,632,194

Other Assets in Excess of Liabilities - 0.0% (c)		31,865

Net Assets - 100.0%		$ 73,664,059

ADR-	American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2020.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments

MEEHAN FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

1.	Securities Valuation

Meehan Focus Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, including common stocks and exchange-traded funds (“ETFs”), listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing mean price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last mean price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted mean price. Investments representing shares of money markets funds and other open-end investment companies, except ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

MEEHAN FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 71,552,566	$ -	$ -	$ 71,552,566
Exchange-Traded Funds	772,400	-	-	772,400
Money Market Funds	1,307,228	-	-	1,307,228
Total	$ 73,632,194	$ -	$ -	$ 73,632,194

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended July 31, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2020:

Tax cost of portfolio investments	$ 33,597,324
Gross unrealized appreciation	$ 40,366,221
Gross unrealized depreciation	(331,351)
Net unrealized appreciation	$ 40,034,870

4.	Non-Diversified Risk

The Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

5.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assts of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of July 31, 2020, the Fund had 34.5% of the value of its net assets invested in stocks within the Technology sector.